Contingencies and Commitments (Tables)	12 Months Ended
Sep. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Non-Cancelable Lease Payments

Future minimum non-cancelable lease payments, which include rent and other payments the Company is obligated to make, based on the Company’s contractual obligations as of September 30, 2018 are as follows:

For the year ended September 30,
2019	$75,159
2020	68,847
2021	57,903
2022	47,849
2023	20,670
Thereafter	23,459

$293,887